Stockholders' Equity (Successor) - Summary of Activity of Service Condition Shares (Details)	1 Months Ended
Dec. 31, 2020 $ / shares shares
Performance Condition Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Restricted Shares, Granted | shares	950,000
Number of Restricted Shares, Forfeited | shares	0
Number of Restricted Shares, Ending balance | shares	950,000
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 15.70
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	0
Weighted Average Grant Date Fair Value, Non-vested Ending balance | $ / shares	$ 15.70
Service Condition Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Restricted Shares, Granted | shares	250,000
Number of Restricted Shares, Vested | shares	(50,000)
Number of Restricted Shares, Forfeited | shares	0
Number of Restricted Shares, Ending balance | shares	200,000
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 15.70
Weighted Average Grant Date Fair Value, Vested | $ / shares	15.70
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	0
Weighted Average Grant Date Fair Value, Non-vested Ending balance | $ / shares	$ 15.70
Market Condition Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Restricted Shares, Granted | shares	100,000
Number of Restricted Shares, Forfeited | shares	0
Number of Restricted Shares, Ending balance | shares	100,000
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 10.45
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	0
Weighted Average Grant Date Fair Value, Non-vested Ending balance | $ / shares	$ 10.45